Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Trade and other receivables	$ 173,409	$ 107,477
Financial derivatives	8,654	5,057
Total current assets	182,063	112,534
Non-current assets
Exploration and evaluation assets	172,824	191,865
Oil and gas properties	4,464,371	3,077,548
Other plant and equipment	7,121	7,996
Lease assets	8,264	11,098
Deferred income tax asset	0	7,055
Total assets	4,834,643	3,408,096
Current liabilities
Trade and other payables	190,692	155,955
Current derivative financial liabilities	134,020	26,792
Less current portion of lease obligations	2,938	4,289
Less current portion of asset retirement obligations	11,080	11,820
Total current liabilities	338,730	198,856
Non-current liabilities
Credit facilities	505,171	649,221
Long-term notes	874,527	1,132,868
Lease obligations	4,827	6,787
Asset retirement obligations	732,603	748,563
Deferred income tax liability	167,456	93,588
Total Liabilities	2,623,314	2,829,883
SHAREHOLDERS’ EQUITY
Shareholders' capital	5,736,593	5,729,418
Contributed surplus	13,559	14,345
Accumulated other comprehensive income	632,103	618,976
Deficit	(4,170,926)	(5,784,526)
Total shareholders' equity	2,211,329	578,213
Total liabilities and shareholders' equity	$ 4,834,643	$ 3,408,096